TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
The aggregate amount of effect		46,723,125	132,120,599
Per share effect - basic		0.50	1.76
Per share effect - diluted		0.46	1.64